Consideration payables for acquisitions (Tables)	12 Months Ended
Mar. 31, 2018
Business Combination, Contingent Consideration, Liability [Abstract]
Schedule of business acquisitions by acquisition, contingent consideration
The following table presents the Group's consideration payable for acquisitions as of March 31, 2018 and 2017:

	As of March 31,
	2018	2017
Contingent payable for business acquisition	$2,718	$5,652
Contingent payable for software acquisition	—	26
Current payable for business acquisition	3,664	11,535
Current payable for software acquisition	33	8
Total payable for acquisitions, current	6,415	17,221
Contingent payable for business acquisition	2,895	32,206
Contingent payable for software acquisition	—	—
Non-current payable for business acquisition	—	—
Total payable for acquisitions, non-current	$2,895	$32,206
Total payable for acquisitions	$9,310	$49,427

Reconciliation from the opening balance to the closing balance
The reconciliation from the opening balance to the closing balance for the Group's consideration payable is presented below:

	For the years ended March 31
	2018	2017
As of the beginning of the period	$49,427	$17,381
Additions	12,456	47,951
Payments	(19,258)	(4,577)
Measurement period adjustment	(21,812)	—
Transfers to additional paid-in capital	—	(1,107)
Foreign currency (gain) loss	622	(190)
Unwinding of discount for contingent liability	1,215	1,990
Gain from revaluation	(13,340)	(12,021)
As of the end of the period	$9,310	$49,427